Pension Plans (Details 13) (International Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 150	$ 128	$ 125
Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	150	128
Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	105	94
Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	34	23
Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	11
US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	20
US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	20
US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	23	19
Overseas equities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	22	18
Overseas equities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1	1
Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	49	49
Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	49	48
Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	1
Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	9
Corporate bonds [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0
Corporate bonds [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	9
Corporate bonds [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0
Real estate [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	5
Real estate [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	5
Cash [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
Cash [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	5	4
Cash [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Cash [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	22
Derivative [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	24	22
Derivative [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	5
Other Investments [member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	1	0
Other Investments [member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 5	$ 5